Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $15,347.9 and $13,374.2)		$ 15,332.2	$ 13,549.2
Equity securities:
Nonredeemable preferred stocks (cost: $674.2 and $590.4)		782.6	827.5
Common equities (cost: $1,494.3 and $1,289.2)		2,650.5	2,492.3
Short-term investments (amortized cost: $2,172.0 and $2,149.0)		2,172.0	2,149.0
Total investments at fair value	[1],[2]	20,937.3	19,018.0
Cash		224.4	108.4
Accrued investment income		102.2	87.3
Premiums receivable, net of allowance for doubtful accounts of $164.8 and $152.2		3,987.7	3,537.5
Reinsurance recoverables, including $46.1 and $46.0 on paid losses and loss adjustment expenses		1,488.8	1,231.9
Prepaid reinsurance premiums		199.3	85.3
Deferred acquisition costs		564.1	457.2
Property and equipment, net of accumulated depreciation of $778.3 and $731.0		1,037.2	960.6
Intangible Assets, Net (Excluding Goodwill)		494.9	11.3
Other assets		335.8	288.5
Goodwill		447.6	1.6
Total assets		29,819.3	25,787.6
Liabilities and Shareholders' Equity
Unearned premiums		6,621.8	5,440.1
Loss and loss adjustment expense reserves		10,039.0	8,857.4
Net deferred income taxes		109.3	98.9
Dividends payable		519.2	404.1
Accounts payable, accrued expenses, and other liabilities		2,067.8	1,893.8
Debt, Long-term and Short-term, Combined Amount		2,707.9	2,164.7
Total liabilities		22,065.0	18,859.0
Redeemable Noncontrolling Interest, Equity, Carrying Amount		464.9	0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 214.0 and 209.8)		583.6	587.8
Paid-in capital		1,218.8	1,184.3
Retained earnings		4,686.6	4,133.4
Accumulated other comprehensive income, net of tax:
Total net unrealized gains (losses) on securities		809.0	1,021.9
Net unrealized gains on forecasted transactions		(8.2)	1.5
Foreign currency translation adjustment		(1.5)	(0.3)
Stockholders' Equity Attributable to Noncontrolling Interest		1.1	0.0
Total accumulated other comprehensive income		800.4	1,023.1
Total shareholders' equity		7,289.4	6,928.6
Total liabilities and shareholders' equity		$ 29,819.3	$ 25,787.6

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[2]	The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.